Treasury shares	6 Months Ended
Jun. 30, 2025
Treasury shares.
Treasury shares

5.Treasury shares

	Number of shares		Cost of shares
	30 June	30 June	30 June	30 June
	2025	2024	2025	2024
	‘000	‘000	US$’000	US$’000
At beginning of the financial period	7,743	8,926	48,387	56,438
Purchases of treasury shares	317	9	2,739	100
Sale/Transfer of treasury shares	—	(90)	—	(1,091)
Share options exercised	(121)	(598)	(754)	(3,911)
At end of the financial period	7,939	8,247	50,372	51,536

Pursuant to the Company’s long-term management share option plans, announced on 21 April 2017 (“LTIP 2017”) and 1 March 2022 (“LTIP 2022”):

(a)	participants of the LTIP 2017 exercised vested options granted under LTIP 2017 during Q1 2024; 597,767 shares were transferred at an average strike price of US$0.90 (NOK 9.17) per share.
(b)	participants of the LTIP 2022 exercised vested options granted under LTIP 2022 during Q1 2025; 120,647 shares were transferred at an average strike price of US$4.54 (NOK 46.6) per share.

On 8 April 2025, the Board of Directors of the Company approved a share buyback program under which the Company may purchase up to 3 million ordinary shares for a maximum amount of US$20.0 million. The program commenced on 8 April and finalised on 17 April 2025. During this period, the Company acquired a total of 316,437 ordinary shares at an average price of US$8.63 per share for a total consideration of US$2,732,109.